Liquidity and Going Concern (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jul. 29, 2025	Feb. 05, 2025	Jan. 21, 2025	Jul. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Liquidity and Going Concern [Line Items]
Net loss							$ (4,597,998)	$ (3,191,524)	$ (2,882,299)
Operating cash outflows							$ 2,500,000	100,000
Ordinary shares issued (in Shares)				301,932
Investors per share (in Dollars per share)				$ 6.624			$ 6.624
Gross proceeds amount				$ 2,000,000	$ 2,500,000	$ 4,800,000
Net proceeds amount				2,000,000	$ 2,100,000	$ 4,800,000	$ 8,896,719	2,343,792
Cash				9,000,000			9,000,000
Accounts receivables				800,000			800,000
Current liabilities				800,000			800,000
Pre-funded warrants [Member]
Liquidity and Going Concern [Line Items]
Ordinary shares issued (in Shares)					87,778
Purchase up to ordinary shares (in Shares)					49,309
Related Party [Member]
Liquidity and Going Concern [Line Items]
Accounts receivables								200,000
Short-term investments in trading securities				$ 100,000			100,000
Private Placement [Member] | Restricted Warrants [Member]
Liquidity and Going Concern [Line Items]
Purchase up to ordinary shares (in Shares)					137,086
Common Stock [Member]
Liquidity and Going Concern [Line Items]
Net loss
Ordinary shares issued (in Shares)	301,932	87,778	212,222			212,222	601,983	105,862
Investors per share (in Dollars per share)						$ 22.5
Purchase up to ordinary shares (in Shares)							49,309
Common Stock [Member] | Pre-funded warrants [Member]
Liquidity and Going Concern [Line Items]
Ordinary shares issued (in Shares)		49,309
Investors per share (in Dollars per share)					$ 18
Common Stock [Member] | Restricted Warrants [Member]
Liquidity and Going Concern [Line Items]
Ordinary shares issued (in Shares)		137,086